SUBSEQUENT EVENTS (Details Narrative)		1 Months Ended		6 Months Ended
	Jan. 11, 2024 USD ($) shares	Jul. 31, 2024 HKD ($) $ / shares shares	Jun. 30, 2024 HKD ($) $ / shares shares	Sep. 30, 2023 shares
Subsidiary, Sale of Stock [Line Items]
Gross proceeds | $		$ 1,263,600	$ 1,263,600
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued				1,329,225
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	2,449,943
Gross proceeds | $	$ 9,799,772
IPO [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		3,600,000	3,600,000
Share price | $ / shares		$ 0.351	$ 0.351